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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2001
                                              --------------

Check here if Amendment [ ]; Amendment Number: _____________

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Counsel LLC
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Address: 350 Park Avenue, 11th Floor
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         New York, NY 10022
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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
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Title: Member
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Phone: 212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene                New York, NY               May 9, 2001
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   [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     80
                                            --
Form 13F Information Table Value Total:     420,665
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      290    50656 SH       SOLE                    50656
ABBOTT LABORATORIES            COM              002824100     1723    36522 SH       SOLE                    36522
ALTANTIC COAST AIRLINES HOLDGS COM              048396105      252    12000 SH       SOLE                    12000
AMERICAN INTERNATL GROUP INC   COM              026874107    18891   234671 SH       SOLE                   234671
AMGEN INC                      COM              031162100     1535    25500 SH       SOLE                    25500
BAKER HUGHES INC               COM              057224107     2094    57666 SH       SOLE                    57666
CARRIER ACCESS CORP            COM              144460102       90    17196 SH       SOLE                    17196
CISCO SYS INC                  COM              17275R102      642    40591 SH       SOLE                    40591
CITIGROUP                      COM              172967101      769    17100 SH       SOLE                    17100
COCA COLA CO                   COM              191216100     5614   124305 SH       SOLE                   124305
CONCORD EFS INC                COM              206197105     7222   178600 SH       SOLE                   178600
DALLAS SEMICONDUCTOR CORP      COM              235204104     1580    60732 SH       SOLE                    60732
DANAHER CORP                   COM              235851102      928    17001 SH       SOLE                    17001
DELL COMPUTER CORP             COM              247025109      904    35200 SH       SOLE                    35200
DENDRITE INTL INC              COM              248239105     3770   269300 SH       SOLE                   269300
DISNEY WALT CO                 COM              254687106     8762   306377 SH       SOLE                   306377
DST SYS INC                    COM              233326107    19100   396344 SH       SOLE                   396344
DU PONT E I DE NEMOURS & CO    COM              263534109      838    20599 SH       SOLE                    20599
E M C CORP                     COM              268648102     1805    61396 SH       SOLE                    61396
EMERSON ELECTRIC CO COM        COM              291011104      836    13486 SH       SOLE                    13486
EQUITY OIL CO                  COM              294749106      250    80000 SH       SOLE                    80000
EXPRESS SCRIPTS INC CL A       COM              302182100    13123   151400 SH       SOLE                   151400
EXXON MOBIL CORPORATION        COM              30231g102     6045    74629 SH       SOLE                    74629
FEDERAL NATL MTG ASSN          COM              313586109     2758    34642 SH       SOLE                    34642
FIRST DATA CORP                COM              319963104    32304   541021 SH       SOLE                   541021
GENERAL ELECTRIC CO            COM              369604103     3916    93539 SH       SOLE                    93539
GENERAL MTRS CORP              COM              370442105      415     8000 SH       SOLE                     8000
GILLETTE CO                    COM              375766102     2409    77300 SH       SOLE                    77300

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HARTE-HANKS INC                COM              416196103    33080  1462420 SH       SOLE                  1462420
HOME DEPOT INC                 COM              437076102     1364    31650 SH       SOLE                    31650
HUBBELL INC CLASS A            COM              443510102      247    10200 SH       SOLE                    10200
HUBBELL INC CLASS B            COM              443510201      655    28132 SH       SOLE                    28132
INTEL CORP                     COM              458140100    31000  1178134 SH       SOLE                  1178134
INTL BUSINESS MACHINES CORP    COM              459200101      915     9518 SH       SOLE                     9518
INTUIT                         COM              461202103     3277   118100 SH       SOLE                   118100
JOHNSON & JOHNSON              COM              478160104     2210    25268 SH       SOLE                    25268
LITTON INDUSTRIES INC          COM              538021106      482     6000 SH       SOLE                     6000
MARSH & MCLENNAN COS           COM              571748102      282     2970 SH       SOLE                     2970
MBNA CORP                      COM              55262L100      348    10518 SH       SOLE                    10518
MELLON FINL CORP               COM              58551A108      549    13560 SH       SOLE                    13560
MERCK & CO INC                 COM              589331107    29446   387959 SH       SOLE                   387959
METTLER - TOLEDO INTL          COM              592688105     6351   154300 SH       SOLE                   154300
MICROSOFT CORP                 COM              594918104     1552    28379 SH       SOLE                    28379
MINNESOTA MINING & MFG CO      COM              604059105     1345    12948 SH       SOLE                    12948
NORTHERN TRUST CORP            COM              665859104      656    10500 SH       SOLE                    10500
PALM                           COM              696642107      754    89661 SH       SOLE                    89661
PEPSICO INC                    COM              713448108    12153   276518 SH       SOLE                   276518
PFIZER INC                     COM              717081103     1724    42098 SH       SOLE                    42098
PITNEY BOWES                   COM              724479100      417    12000 SH       SOLE                    12000
PLANTRONICS INC NEW            COM              727493108     1328    74725 SH       SOLE                    74725
PRESIDENTIAL LIFE CORP         COM              740884101      825    50000 SH       SOLE                    50000
PROCTER & GAMBLE CO            COM              742718109      472     7534 SH       SOLE                     7534
SANMINA CORP                   COM              800907107     1267    64760 SH       SOLE                    64760
SCHERING PLOUGH CORP           COM              806605101      449    12302 SH       SOLE                    12302
SIGMA ALDRICH CORP             COM              826552101      201     4200 SH       SOLE                     4200
SOLECTRON CORP                 COM              834182107    30955  1628367 SH       SOLE                  1628367

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
STATE STREET CORP              COM              857477103    67519   722901 SH       SOLE                   722901
STILWELL FINANCIAL             COM              860831106     6477   241500 SH       SOLE                   241500
STRYKER CORP                   COM              863667101     1693    32400 SH       SOLE                    32400
SUN MICROSYSTEMS INC           COM              866810104     1484    96566 SH       SOLE                    96566
SYKES ENTERPRISES INC          COM              871237103       69    12600 SH       SOLE                    12600
TEXACO INC                     COM              881694103      222     3342 SH       SOLE                     3342
THOMAS & BETTS CORP            COM              884315102      257    14800 SH       SOLE                    14800
TRIBUNE CO                     COM              896047107      244     6000 SH       SOLE                     6000
TYCO INTL LTD NEW              COM              902124106     2755    63728 SH       SOLE                    63728
UNIGRAPHICS SOLUTIONS INC      COM              904928108     3429   190500 SH       SOLE                   190500
UNITED PARCEL SERVICE          COM              911312106    14424   253500 SH       SOLE                   253500
WAL MART STORES INC            COM              931142103      696    13776 SH       SOLE                    13776
WALGREEN CO                    COM              931422109      345     8464 SH       SOLE                     8464
WASHINGTON POST CO CL B        COM              939640108      867     1500 SH       SOLE                     1500
XILINX INC                     COM              983919101     6027   171600 SH       SOLE                   171600
EQUITY INV FD UNIT 2ND S & P                    294700422       33    15178 SH       SOLE                    15178
BP AMOCO PLC ADR               ADR              055622104     4777    96276 SH       SOLE                    96276
ELSEVIER N V SPONSORED ADR     ADR              290259100      361    14000 SH       SOLE                    14000
REUTERS GROUP PLC ADR          ADR              76132M102     3449    46139 SH       SOLE                    46139
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      818    28200 SH       SOLE                    28200
SCHLUMBERGER LTD COM           ADR              806857108      239     4150 SH       SOLE                     4150
VODAPHONE GROUP PLC            ADR              92857W100     1019    37540 SH       SOLE                    37540
NEEDHAM FDS INC GROWTH FD                       63983V100      231 9158.015 SH       SOLE                 9158.015
PUT ON CEFT 4/21/01 @ 45.00                     EQFPI           58    15000 SH       SOLE                    15000